Retirement and Other-Post-Employment Benefits Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Partnership contributions	$ 3.2	$ 2.1	$ 1.7